Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

3. Commitments and Contingencies

Lease Commitments

On September 1, 2014, the Company signed an operating lease for laboratory and office space at the Innovation Hub, Insight Park located on the UM campus. The lease term commenced on October 1, 2014 and expires on December 31, 2017. There is annual escalating rent provisions and two months of free rent in the agreement. The total cash payments over the life of the lease are divided by the total number of months in the lease period and the average rent will be charged to expense each month during the lease period. The monthly amount charged to rent expense is $9,267.

In October 2014, we signed a lease agreement for our corporate office headquarters that consists of approximately 4,087 square feet located at 650 Town Center Drive, Suite 1770, Costa Mesa, CA 92626. The lease expired on October 31, 2016 and our monthly rent was $5,373, payable in equal monthly installments with annual escalations. There was no subsequent renewal upon expiration of this lease. The Company currently maintains its principal executive offices located in a shared office suite located at 600 Anton Blvd., Suite 1100, Costa Mesa, CA, 92626 under a month-to-month agreement.

In November 2015, the Company entered into an operating lease for its office and lab furnishings both in Costa Mesa and the Innovation Hub laboratory. The lease expires on November 3, 2017 and the monthly lease payments are $7,559.

Total net rent expense related to our operating leases for the three months ended September 30, 2017 and 2016, was $54,555 and $79,771, respectively. For the nine months ended September 30, 2017 and 2016, total net rent expense from operating leases was $168,863 and $240,746, respectively.

Future minimum payments under the non-cancelable portion of our operating leases as of September 30, 2017 are as follows:

Years ended December 31,
2017	$8,066
2018	-
2019	-
2020	-
2021	-
Thereafter	-
Total	$8,066

Related Party Matters

In June 2014, our subsidiary entered into an independent contractor agreement with K2C, Inc. (“K2C”), which is wholly owned by the Company’s Executive Chairman and Co-Founder, Mr. Cosmas N. Lykos, pursuant to which we pay K2C a monthly fee for services performed by Mr. Lykos for our company. The agreement expired on June 1, 2017 and was automatically renewed for one year pursuant to the terms of the agreement. The monthly fee under the agreement was $10,000 and increased to $20,000 effective April 1, 2017. For the nine months ended September 30, 2017 and 2016, total expense incurred under this agreement was $150,000 and $90,000 respectively. Total expense incurred under this agreement was $60,000 for the three months ended September 30, 2017 and $30,000 for the three months ended September 30, 2016. The Company had an outstanding balance of $150,000 due to K2C as of September 30, 2017. Under the agreement, Mr. Lykos is also eligible to participate in our health, death and disability insurance plans. In addition, Mr. Lykos is a participant in our change in control severance plan.

Legal Matters

General Litigation and Disputes

From time to time, in the normal course of our operations, we may be a party to litigation and other dispute matters and claims. . Litigation can be expensive and disruptive to normal business operations. Moreover, the results of complex legal proceedings are difficult to predict. An unfavorable outcome to any legal matter, if material, could have a materially adverse effect on our operations or our financial position, liquidity or results of operations. As of September 30, 2017, there were no pending or threatened lawsuits or claims that could reasonably be expected to have a material effect on the Company’s financial position or results of operations, but the Company has subsequently filed a petition commencing arbitration as described in Note 8. Subsequent Events – Pending Series E Preferred Stock Financing and Filing for Arbitration.

Government Proceedings

Like other companies in the pharmaceutical industry, we are subject to extensive regulation by national, state and local government agencies in the United States. As a result, interaction with government agencies occurs in the normal course of our operations. It is possible that criminal charges and substantial fines and/or civil penalties or damages could result from any government investigation or proceeding. As of September 30, 2017, the Company had no proceedings or inquiries.

Change in Control Severance Plan

In February 2015, we adopted a change in control severance plan, in which our named executive officers participate, that provides for the payment of severance benefits if the executive's service is terminated within twelve months following a change in control, either due to a termination without cause or upon a resignation for good reason (as each term is defined in the plan).

In either such event, and provided the executive timely executes and does not revoke a general release of claims against the Company, he or she will be entitled to receive: (i) a lump sum cash payment equal to at least six months of the executive's monthly compensation, plus an additional month for each full year of service over six years, (ii) Company-paid premiums for continued health insurance for a period equal to length of the cash severance period or, if earlier, when executive becomes covered under a subsequent employer's healthcare plan, and (iii) full vesting of all then-outstanding unvested stock options and restricted stock awards.

Contract Manufacturing Organization ("CMO") Agreement

On February 5, 2016, the Company entered into a letter agreement ("Agreement") with a third party contract manufacturing organization ("CMO") pursuant to which the CMO is to provide services to Nemus for process development and analytical method development and qualification for Nemus' pro-drug of tetrahydrocannabinol, or THC, as well as for sample production and a stability study.

Pursuant to the terms of the Agreement, Nemus will pay an estimated $154,000 to $183,000 in fees and expenses for the initial evaluation and development of a process for the production of Nemus' pro-drug of THC to ensure reproducibility, quality and safety and an estimated $142,900 for analytical method development and qualification. The Company did not recognize any research and development expense towards these fees for the three and nine months ended September 30, 2017. The Company recognized $18,896 and $225,244, respectively, as research and development expense towards these fees for the three and nine months ended September 30, 2016. After the initial evaluation and development, Nemus has agreed to pay additional fees and expenses for sample production of Nemus' pro-drug of THC and a stability study, as well as possible extensions to or modifications of the aforementioned projects.

Nemus may at any time cancel or delay any project under the Agreement prior to the scheduled start date. Nemus must reimburse the CMO for costs incurred prior to and including the date of cancellation plus any reasonable and foreseeable costs associated with stopping work on any project, including the CMO's loss of revenue incurred as the result of reserving production facilities for Nemus' exclusive use. Nemus may terminate the Agreement in whole or in part at any time upon 30 days' written notice.

3. Commitments and Contingencies

Lease Commitments

On September 1, 2014, the Company signed an operating lease for laboratory and office space at the Innovation Hub, Insight Park located on the University of Mississippi campus. The lease term commenced on October 1, 2014 and expires on December 31, 2017. There is annual escalating rent provisions and two months of free rent in the agreement. The total cash payments over the life of the lease are divided by the total number of months in the lease period and the average rent will be charged to expense each month during the lease period. The monthly amount charged to rent expense is $9,267.

In October 2014, we signed a lease agreement for our corporate office headquarters that consists of approximately 4,087 square feet located at 650 Town Center Drive, Suite 1770, Costa Mesa, CA 92626. The lease expired on October 31, 2016 and our monthly rent was $5,373, payable in equal monthly installments with annual escalations. There was no subsequent renewal upon expiration of this lease. The Company currently maintains its principal executive offices located in a shared office suite located at 600 Anton Blvd., Suite 1100, Costa Mesa, CA, 92626 under a month-to-month agreement.

In November 2015, the Company entered into an operating lease for its office and lab furnishings both in Costa Mesa and the Innovation Hub laboratory. The lease expires on November 3, 2017 and the monthly lease payments are $7,559.

Total net rent expense related to our operating leases for the year ended December 31, 2016 and 2015, was $302,419 and $242,729, respectively.

Future minimum payments under the non-cancelable portion of our operating leases as of December 31, 2016 are as follows:

Years ending December 31,
2017	161,963
2018	-
2019	-
2020	-
2021	-
Thereafter	-
Total	$161,963

Related Party Matters

In June 2014, our subsidiary entered into an independent contractor agreement with K2C, Inc. (“K2C”), which is wholly owned by Mr. Lykos, pursuant to which we pay K2C a monthly fee for services performed by Mr. Lykos for our company. The agreement expired on June 1, 2016 and was automatically renewed for one year pursuant to the terms of the agreement. The monthly fee under the agreement is $10,000. Total expense incurred under this agreement was $120,000 for each of the years ended December 31, 2016 and 2015. The Company had an outstanding balance of $30,000 due to K2C as of December 31, 2016. Under the agreement, Mr. Lykos is also eligible to participate in our health, death and disability insurance plans. In addition, beginning in 2015, Mr. Lykos is a participant in our change in control severance plan.

Legal Matters

General Litigation and Disputes

On August 3, 2016, John B. Hollister filed to dismiss his complaint against the Company and its Executive Chairman, and the Company and its Executive Chairman filed to dismiss their complaint against Hollister filed on January 25, 2016 containing claims against him for defamation, false light, unfair competition, breach of contract, breach of fiduciary duty and fraud.

Hollister's employment as the Company's Chief Executive Officer was terminated by the Company on August 24, 2015 for good and lawful reasons by the Company's Board of Directors as the Company decided to go in a different direction. As stated in the Company's December 28, 2015 Form 8-K, the Company maintains that Hollister's complaint and subsequent pleadings were grossly inaccurate and his claims were entirely without merit alleging various causes of action arising out of his termination, including a breach of contract claim.

Neither the Company nor its Executive Chairman made any payment to Hollister to resolve the lawsuit or otherwise.

According to the Orange County Superior Court's online case records posted on August 11, 2016, the court entered the order for dismissal of the entire action with prejudice effective as of the August 3, 2016 filing date.

Government Proceedings

Like other companies in the pharmaceutical industry, we are subject to extensive regulation by national, state and local government agencies in the United States. As a result, interaction with government agencies occurs in the normal course of our operations. It is possible that criminal charges and substantial fines and/or civil penalties or damages could result from any government investigation or proceeding. As of December 31, 2016, the Company had no current proceedings or inquiries.

Change in Control Severance Plan

In February 2015, we adopted a change in control severance plan, in which our named executive officers participate, that provides for the payment of severance benefits if the executive's service is terminated within twelve months following a change in control, either due to a termination without cause or upon a resignation for good reason (as each term is defined in the plan).

In either such event, and provided the executive timely executes and does not revoke a general release of claims against the Company, he or she will be entitled to receive: (i) a lump sum cash payment equal to at least six months of the executive's monthly compensation, plus an additional month for each full year of service over six years, (ii) Company-paid premiums for continued health insurance for a period equal to length of the cash severance period or, if earlier, when executive becomes covered under a subsequent employer's healthcare plan, and (iii) full vesting of all then-outstanding unvested stock options and restricted stock awards.

Contract Manufacturing Organization ("CMO") Agreement

On February 5, 2016, the Company entered into a letter agreement ("Agreement") with a third party contract manufacturing organization ("CMO") pursuant to which the CMO is to provide services to Nemus for process development and analytical method development and qualification for Nemus' prodrug of tetrahydrocannabinol, or THC, as well as for sample production and a stability study.

Pursuant to the terms of the Agreement, Nemus will pay an estimated $154,000 to $183,000 in fees and expenses for the initial evaluation and development of a process for the production of Nemus' pro-drug of THC to ensure reproducibility, quality and safety and an estimated $142,900 for analytical method development and qualification. The Company recognized $260,244 as research and development expense towards these fees for the year ended December 31, 2016. After the initial evaluation and development, Nemus has agreed to pay additional fees and expenses for sample production of Nemus' pro-drug of THC and a stability study, as well as possible extensions to or modifications of the aforementioned projects.

Nemus may at any time cancel or delay any project under the Agreement prior to the scheduled start date. Nemus must reimburse the CMO for costs incurred prior to and including the date of cancellation plus any reasonable and foreseeable costs associated with stopping work on any project, including the CMO's loss of revenue incurred as the result of reserving production facilities for Nemus' exclusive use. Nemus may terminate the Agreement in whole or in part at any time upon 30 days' written notice.